Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current
Federal	$ 2,124,566	$ 2,088,090	$ 2,672,328
State	457,585	478,495	595,026
Total current	2,582,151	2,566,585	3,267,354
Deferred	(174,151)	10,215	(303,854)
Total	2,408,000	2,576,800	2,963,500
Components of deferred taxes [Abstract]
Nonaccrual loan interest	(26,841)	(31,226)	(51,858)
Provision for loan losses	(45,115)	122,641	(136,361)
Provision for other than temporary impairment of investment value	31,197	(74,549)	0
Other real estate owned	(136,545)	(22,075)	(84,356)
Employee benefit	8,294	4,225	4,250
Depreciation	(21,256)	16,579	(28,384)
Discount accretion	16,115	(5,380)	(7,145)
Deferred Income Tax Expense (Benefit)	(174,151)	10,215	(303,854)
Deferred tax assets
Nonaccrual loan interest	119,919	93,078	61,852
Allowance for loan losses	61,585	16,470	139,111
Other than temporary impairment of investment value	43,352	74,549	0
Other real estate owned	266,835	130,290	108,215
Employee benefit	8,385	16,679	20,904
Deferred Tax Assets, Gross, Total	500,076	331,066	330,082
Deferred tax liabilities
Depreciation	128,260	149,516	132,937
Discount accretion	16,115	0	5,380
Net unrealized gains on securities available for sale	418,283	405,133	575,091
Deferred Tax Liabilities, Gross	562,658	554,649	713,408
Net deferred tax liability	$ (62,582)	$ (223,583)	$ (383,326)
Income Tax Reconciliation [Abstract]
Statutory federal income tax rate (in hundredths)	34.00%	34.00%	34.00%
Increase (decrease) in tax rate resulting from [Abstract]
Tax-exempt income (in hundredths)	(2.92%)	(2.51%)	(2.01%)
Non-deductible expenses (in hundredths)	0.05%	0.04%	0.04%
State income taxes net of federal income tax benefit (in hundredths)	4.46%	4.28%	4.29%
Effective Income Tax Rate, Continuing Operations (in hundredths)	35.59%	35.81%	36.32%